Notes to the consolidated cash flow statement (Tables)	6 Months Ended
Mar. 31, 2021
Notes to the cash flow statements
Summary of reconciliation of net cash provided by/(used in) operating activities to net profit for the year

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20

Reconciliation of net cash provided by/(used in) operating activities to net profit for the period
Net profit for the period	3,445	1,101	1,191	large	189
Adjustments:
Depreciation, amortisation and impairment	1,154	1,489	984	(22)	17
Impairment charges/(benefits)	(240)	1,033	2,338	large	large
Net decrease/(increase) in current and deferred tax	86	(343)	(769)	large	large
(Increase)/decrease in accrued interest receivable	81	157	82	(48)	(1)
(Decrease)/increase in accrued interest payable	(339)	(597)	(663)	(43)	(49)
(Decrease)/increase in provisions	(1,467)	618	1,307	large	large
Other non-cash items	(388)	(749)	56	(48)	large
Cash flows from operating activities before changes in operating assets and liabilities	2,332	2,709	4,526	(14)	(48)
Net (increase)/decrease in derivative financial instruments	(7,030)	(3,115)	4,966	126	large
Net (increase)/decrease in life insurance assets and liabilities	(377)	(134)	(143)	181	164
(Increase)/decrease in other operating assets:
Collateral paid	471	(529)	877	large	(46)
Trading securities and financial assets measured at FVIS	19,890	(16,870)	8,114	large	145
Loans	1,968	18,966	(694)	(90)	large
Other financial assets	428	272	1	57	large
Other assets	(66)	1	69	large	large
(Decrease)/increase in other operating liabilities:
Collateral received	344	(9,996)	8,900	large	(96)
Deposits and other borrowings	(1,610)	16,002	12,908	large	large
Other financial liabilities	3,768	9,190	2,627	(59)	43
Other liabilities	27	(4)	8	large	large
Net cash provided by/(used in) operating activities	20,145	16,492	42,159	22	(52)

Schedule of non-cash financing activities

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Shares issued under the dividend reinvestment plan	401	—	273	—	47
Increase in lease liabilities	144	89	88	62	64